Investment Objectives and Goals	Aug. 22, 2025
Capital Group Core Bond ETF | Capital Group Core Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group Core Bond ETF
Capital Group Core Plus Income ETF | Capital Group Core Plus Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group Core Plus Income ETF